Basis of Presentation and General Information (Details)	6 Months Ended
	Jun. 30, 2019	Jun. 07, 2019	Aug. 29, 2017
Heidmar Inc.
Percentage of outstanding share capital acquired	100.00%
Heidmar Holdings LLC
Ownership interest			49.00%
Heidmar Inc.
Ownership interest		49.80%